STOCK-BASED COMPENSATION - Employee Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2016 USD ($) shares
Canada
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares) | shares	0.3	0.3	0.3	0.3
Number of options granted (shares) | shares	0.0	0.0	0.0	0.0
Number of options cancelled/expired (shares) | shares	0.0	0.0	0.0	0.0
Number of options at December 31 (shares) | shares	0.3	0.3	0.3	0.3
Average price of stock options outstanding at January 1 (in dollars per share) | $	$ 13		$ 13
Average price of options granted (in dollars per share) | $	0		0
Average price of options cancelled/expired (in dollars per share) | $	0		0
Average price of stock options outstanding at December 31 (in dollars per share) | $	$ 13		$ 13
United States
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares) | shares	1.8	1.8	2.6	2.6
Number of options forfeited (shares) | shares	(0.7)	(0.7)	(0.4)	(0.4)
Number of options cancelled/expired (shares) | shares	(0.4)	(0.4)	(0.4)	(0.4)
Number of options at December 31 (shares) | shares	0.7	0.7	1.8	1.8
Average price of stock options outstanding at January 1 (in dollars per share) | $		$ 42		$ 42
Average price of options forfeited (in dollars per share) | $		40		45
Average price of options cancelled/expired (in dollars per share) | $		45		39
Average price of stock options outstanding at December 31 (in dollars per share) | $		$ 40		$ 42